Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities (loss)/income and bank interest	$ (7,744)	$ 1,865	$ 380	$ 6,676
(Loss)/gain relating to third-party interests in capital provision assets	(494)	195	(5,157)	(72,836)
Total revenues	319,227	217,330	327,862	534,470
Compensation and benefits
Salaries and benefits	35,131	34,333	31,483	25,231
Annual incentive compensation	24,338	22,145	22,772	24,503
Equity compensation	10,277	9,272	5,281	4,519
Legacy asset recovery incentive compensation including accruals	1,908	35,488
Long-term incentive compensation including accruals	14,692	11,741	16,628	38,870
General, administrative and other	29,681	30,467	21,468	22,447
Case-related expenditures ineligible for inclusion in asset cost	8,245	5,300	4,841	11,246
Equity and listing related			7,907	1,754
Amortization of intangible asset			8,703	9,495
Total operating expenses	124,272	148,746	119,083	138,065
Operating income	194,955	68,584	208,779	396,405
Other expenses
Finance costs	77,389	58,647	39,048	38,747
Loss on debt extinguishment	875	1,649
Foreign currency transactions (gains)/losses	7,674	5,499	(10,746)	(1,956)
Total other expenses	85,938	65,795	28,302	36,791
Income/(loss) before income taxes	109,017	2,789	180,477	359,614
(Provision for)/benefit from income taxes	(11,558)	(9,727)	(23,502)	(31,915)
Net income/(loss)	97,459	(6,938)	156,975	327,699
Net income attributable to non-controlling interests	66,953	21,813	13,700	27,153
Net income/(loss) attributable to Burford Capital Limited shareholders	$ 30,506	$ (28,751)	$ 143,275	$ 300,546
Net income/(loss) attributable to Burford Capital Limited per ordinary share
Basic	$ 0.14	$ (0.13)	$ 0.65	$ 1.37
Diluted	$ 0.14	$ (0.13)	$ 0.65	$ 1.37
Weighted average ordinary shares outstanding
Basic	218,757,232	219,049,877	218,919,822	218,649,877
Diluted	221,802,486	219,049,877	219,635,784	219,107,925
Capital provision income
Revenues	$ 319,108	$ 194,554	$ 314,948	$ 579,792
Asset management income
Revenues	9,116	14,396	15,106	15,160
Insurance (loss)/income
Revenues	(1,443)	5,143	1,781	3,545
Services income
Revenues	$ 684	$ 1,177	$ 804	$ 2,133